Leases - Schedule of Future Minimum Payments of Operating Leases (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Within 1 year	$ 259,195	$ 183,990	$ 113,291
After 1 year but within 5 years	188,729		171,630
Total lease payments	447,924	183,990	284,921
Less: imputed interest	(17,607)	(6,349)	(16,318)
Total lease obligations	430,317	177,641	268,603
Less: current obligations	(248,942)	(177,641)	(102,160)
Long-term lease obligations	$ 181,375		$ 166,444